Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,211,714	$ 2,266,049
Prepaid expenses	762,560	831,645
Total current assets	1,974,274	3,097,694
Cash held in Trust Account	373,750,000	373,750,000
Total Assets	375,724,274	376,847,694
Current liabilities:
Accounts payable	1,402,060	578,902
Accrued expenses	2,270,206	488,824
Total current liabilities	3,672,266	1,067,726
Deferred underwriting commissions	13,081,250	13,081,250
Derivative warrant liabilities	19,418,920	27,249,130
Total liabilities	36,172,436	41,398,106
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 33,455,183 and 33,044,958 shares subject to possible redemption at $10.00 per share at March 31, 2021 and December 31, 2020, respectively	334,551,830	330,449,580
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at March 31, 2021 and December 31, 2020	0	0
Additional paid-in capital	5,462,531	9,830,842
Accumulated deficit	(463,849)	(4,832,201)
Total shareholders' equity	5,000,008	5,000,008
Total Liabilities and Shareholders' Equity	375,724,274	376,847,694
Common Class A [Member]
Shareholders' Equity
Common Stock	392	433
Common Class B [Member]
Shareholders' Equity
Common Stock	$ 934	$ 934